J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.23

Loan ID	Seller Loan ID	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
304497342	xxx	Funded	1	1	1	1	Verified credit history - Middle credit score 749 with no history of delinquency reported. Minimum credit score required 700.;	GIDE 0001 Guideline Exception(s) - Missing validation of borrowers investor experience. First time investors are ineligible. Subject property was acquired < 12 months and renovated, thus no tenancy or income earning since acquisition. Borrower rents primary residence, as per initial application and owns 3 properties valued at $xxx (pg 110). Final application indicates borrower owns primary and and lists no guarantor experience (313). Management experience letter in file states, Please be advised that I have owned and managed several properties for several years (pg 184).

Refer to guideline Property Management Requirements, Financed properties must (i) be managed by a professional property manager with experience in the subject market or (ii) be self-managed by borrower/guarantor or an affiliate. Self-managed/affiliate must meet one of the following:

-2 years experience managing income-producing real estate by the borrower/guarantor or the affiliate as certified on the application.

-A certification or equivalent coursework in real estate property management.

-Certificate from xxx and xxx, management agreement, ethics and legal issues, risk analysis, maintaining the property, financial tools, and marketing and leasing.

 - 04/01/2025 - Investor experience verified and documented via alternative documentation to track record. Finding cleared.

CRED 0001 Unacceptable Mortgage History - Payoff and 12 months billing statements provided to evidence satisfactory mortgage rating on subject property (pg 41,86,36,32,33,88,9,40,8,37,87,78,38). Final approval xxx / Billing Statement xxx / Payoff xxx. Missing investor acknowledgement that the documentation provided to validate satisfactory mortgage rating is acceptable.

Per guidelines Subject Property Mortgage History, When the subject property is a refinance loan and has a mortgage secured by it xxx will require the mortgage history to be validated and that mortgage history is required to be 0x30x12 and paid as agreed through the month of final approval.    - 03/26/2025 -12 mos history from mtg statements provided evidencing no late charges. Finding cleared.

CLNT 0003 Unacceptable Borrower Citizenship Status - Borrower is a permanent resident with country of origin of xxx (pg 100). xxx is on the lenders Ineligible Country List. Missing evidence of lender approval documenting that all ties with the borrowers former country have been terminated.

Per guidelines, A Permanent Resident Alien as well as those foreign guarantors granted asylum or refugee status will be eligible if their country of citizenship is on the ineligible list, but xxx will review their financials carefully to insure they have voided all ties with their former country of citizenship. If there are indications that the guarantor still has financial dealings with their country of citizenship, they will be deemed an ineligible borrower. The above list also applies to any U.S. Citizen living abroad in any of these countries outside of an official assignment on behalf of the U.S. Government, which must be documented.  - 03/25/2025 File contains Resignation of Member and Amended Operating Agreement to evidence that ties with xxx were previously terminated.

Per guidelines -
A Permanent Resident Alien as well as those foreign guarantors granted asylum or refugee status will be eligible if their country of citizenship is on the ineligible list, but xxx will review their financials carefully to insure they have voided all ties with their former country of citizenship.

APPR 0076 Appraisal Discrepancy  - Discrepancies noted between Appraisal 1, xxx, and Appraisal 2, xxx should be addressed.

Site Value $xxx / $xxx - 03/28/2025 Appraisal 2 basement photos appear to be above grade, which explains the discrepancies between the appraisal reports. CDA obtained supports Appraisal 1 higher value. Lender used lesser appraisal value as the most conservative approach.

Per xxx, If the lender is unable to obtain a revised appraisal that adequately addresses its concerns, a desk or field review of the report may be obtained.

COMP 0047 File Documentation is Incomplete - Missing the following documentation for the entity loan:
Articles of Incorporation
													Certificate of Good Standing (Good for 365 Days) - 03/26/2025 SOS confirms entity's active business status.
304634543	xxx	Funded	1	1	1	1	Verified housing payment history - Credit report confirms 41, 19, 12, 44, and 39 months satisfactory mortgage rating on 5 REO.; Verified credit history - 761 / 745 Middle Credit Scores > 700 Minimum Required.; Low LTV/CLTV/HCLTV - Approved LTV 44.972% < 75% Max Allowed.; Verified reserves - 16 Month Verified Reserves > 6 Months Reserves Requried.;	APPR 0076 Appraisal Discrepancy - Missing original appraisal report with value of $xxx. Email correspondence in file indicates that a second appraisal was required due to first appraisal excessive cost to cure (pg 116). Appraisal in file reflects a value of $xxx. - 03/06/2025 03/06/2025 - Original appraisal with value of $xxx provided. Finding cleared.

													HUD 0001 Missing Final HUD-1 - Missing final settlement statement for subject transaction. Review is unable to confirm distribution to beneficiary: xxx $xxx (pg 796). - 03/05/2025 03/05/2025 - Borrower settlement statement provided. Distribution of $xxx was not documented, however, cash out amount allows for payout as required. Additionally, xxx, Settlement and Distribution Agreement executed xxx requires funds to be disbursed within 90 days of said agreement. Finding cleared.
304665240	xxx	Funded	2	2	1	1	Verified credit history - Middle Credit Score 719 > 700 Min Required.;	CRED 0010 LTV Exceeds Max Allowed - 75% LTV > 70% Max Allowed (75% - 5% Reduction Vacant Property), property was vacant at time of appraisal and lease begins post-consummation xxx (pg 75)., Client Comment: 03/13/2025 EV2/B Investor Acknowledged Exception	CRED 0019 Seasoning Issue LTV Calculated from Appraisal Value - Missing documented improvements to subject property. The property was acquired xxx for $xxx. The current appraisal value as of xxx is $xxx noting remodeling to kitchen and baths.

Per guidelines, If the property was acquired within the most recent 12 months prior to the application date, then all value increases above the original Purchase Price + Improvements must be adequately justified by the appraiser and well supported by the comparable sales within the appraisal.  Lender reserves the right to utilize the Purchase Price + Documented Improvements in the event they are unable to adequately justify the increase in value since acquisition.  If a property was listed for sale in the last 12 months and didn’t sell the Underwriter must use the lesser of the listing price or the appraised value for the purposes of determining the max loan amount and leverage available to the borrower. - 03/10/2025 Recd lender rehab budget $xxx and draw history to support. Appraiser noted remodeling < 1 yr in bathrooms and kitchen with new roof (2024), previous termite treatment, sump pump / internal drain installed, and work completed for asbestos. Appraiser adjusted for comparable lack of level of upgrades. Line/Net/Gross adjustments within 10%/15%/25. Appraiser used comparables outside 1 mile and use of sale > 6 months in order to find most similar sales. Appraiser photos support improvements made to the property. SSR is 2.5, thus supporting the appraisal value.

GIDE 0001 Guideline Exception(s) - The property currently is currently listed for sale and vacant at the time of the appraisal; DOM 90, List Price $xxx with Original List Price $xxx. A listing was also found on xxx offering the property for rent. Lease agreement was provided in file. Missing evidence of cancellation of the xxx #xxx listing (pg 132).

Per guidelines, if the property is currently listed for sale then it must be removed from the MLS (documented) prior to closing.
 - 03/10/2025 Finding is cleared with the attached RE Change Request Withdrawal Form requesting that the property be removed from market effective xxx, which is the day prior to the the Note date. Included is xxx sales history reflecting listing removed.

APRV 0010 Underwriting Loan Approval is Deficient - Qualifying guarantor is xxx, as per Application, Note, and Credit Report. Non-qualifying guarantor is xxx. Loan approval reflects xxx as the primary borrower (pg 1). - 03/10/2025 Lender confirms discrepancy due to system issue, pg 7 of the approval confirms xxx as Guarantor and xxx as Non-Qualifying Guarantor.

COMP 0047 File Documentation is Incomplete - Vesting is held in xxx. Missing Certificate of Good Standing (Good for 365 Days). - 03/10/2025 Finding is cleared with the attached SOS confirming active business status.

													PROP 0005 Health and Safety Issue - Appraisal re-reviewed xxx - Appraiser does not indicate if safety bars on basement window has quick release latches. Appraiser did not indicate if the lack of handrails is a violation of building code. - 03/20/2025 Recd photos with handrailing and security bars removed.
304643919	xxx	Funded	1	1	1	1				Verified housing payment history - B2 credit report confirms 11, 12, and 28 months satisfactory mortgage rating.; Verified credit history - Middle credit score 745/724 > 700 Minimum Required.;			DMND 0003 Missing Payoff/Demand Statement - Missing payoff statement, xxx (pg 206). No VOM provided. Review is unable to confirm collateral. If the subject is the collateral a VOM is required. Certificate of title reflects no mortgages. It is noted that B1 credit report reflects a credit inquiry from xxx on xxx. - 03/26/2025 - Evidence in loan file reflects private mortgage from xxx is not for subject property. This is associated to xxx. Note: evidence of satisfaction of this private mortgage has been provided. Finding cleared.
304643918	xxx	Funded	1	1	1	1	Verified housing payment history - B2 credit report confirms 8,9, and 25 months satisfactory mortgage rating on open mortgages.; Verified credit history - 724/745 Middle Credit Scores > 700 Min Required.;	COMP 0047 File Documentation is Incomplete - NEW 03/12/2025

Missing certificate of good standing, xxx (Valid for 365 days). Confirmed with investor, SOS can only be accepted if it specifically states the business is in good standing. - 03/19/2025 Recd response from investor, since the business is active and the statement status is current, the condition can be cleared.

CRED 0086 Undisclosed or Excluded Debt - Missing evidence of payoff of existing private mortgage, xxx in the amount of $xxx (pg 266). No subordinated debt permitted.
 - 03/12/2025 Recd Satisfaction of Mortgage, xxx.

CRED 0001 Unacceptable Mortgage History - Missing VOM on existing mortgages (pg 266):
Private mortgage, xxx, in the amount of $xxx
													xxx $xxx - 03/26/2025 - Satisfaction of private mortgage has been provided with note from borrower regarding discharge of mortgage from title. Finding cleared.
304663382	xxx	Funded	1	1	1	1	Verified credit history - Middle credit score 764 > 700 Min Required.; Verified housing payment history - Credit report confirms 37 months satisfactory mortgage rating.;	COMP 0047 File Documentation is Incomplete - Missing Certificate of Good Standing, xxx (Good for 365 Days). - 03/13/2025 03/13/2025 - Agree with response. xxx SCC database reflects business as Active as of xxx. Finding cleared.

													INS 0001 Missing Sufficient Evidence of Insurance - Replacement cost estimator is dated xxx (pg 30). Missing updated RCE to confirm replacement cost coverage. - 03/13/2025 03/13/2025 - Attestation from insurance agent dated xxx confirms RCE is accurate as of today's costs and prices. Finding cleared.
304643173	xxx	Funded	2	2	1	1	Verified housing payment history - Credit report reflects 3 open mortgages with 43, 36, and 56 months satisfactory mortgage rating.; Verified credit history - Middle Credit Score 743 > 700 Min Required.;	CRED 0093 Credit Documentation is Insufficient - Missing date of 1x30, xxx xxx closed xxx (pg 202). Per guidelines,0x30x12 on all owned real estate.
 , Client Comment: 03/13/2025 EV2/B Investor Acknowledged, The loan closed about a year ago and otherwise has clean credit inclusive of multiple other mortgages.

CRED 0028 Non-Resident Alien Borrower - Borrower employment authorization category, xxx, is for (description). Missing copy of valid Visa. Per guidelines - Non-Permanent Residents, Eligible with proof of a valid visa.
, Client Comment: Investor Acknowledged Exception, based on work authorization history.	GIDE 0001 Guideline Exception(s) - Missing investor acknowledgement to use rent from new lease of $xxx (pg 388). Wire detail confirms $xxx from tenant for deposit and 1st months rent, but does not reflect the beneficiary information (pg 391). Per guidelines - Purchases, Income is limited to market rent for long term tenancy. - 03/13/2025 Recd clarification from investor, guideline blurb is there to effectively say short-term rental is not eligible for purchases. Investor confirmed proof of the 1st month rent and security deposit is acceptable to use lease rent.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Fraud report indicates borrower has ownership of an additional property that is not listed on the 1003 REO schedule, xxx (pg 340); xxx $xxx. Per guidelines, All properties owned must be listed on Schedule of REO.
 - 03/24/2025 Recd response from investor, Given this is a DSCR loan, the below condition can be cleared.

Lender rebuttal to investor, xxx, and xxx, are the same property, and the borrower current primary address which is why I think that DataVerify did NOT fire an alert for this property address. If we take a look at the xxx xxx Records, the Active Mortgage opened xxx for $xxx is secured by xxx, and that is the same mortgage that is associated with the REO Record for xxx. The property address located at xxx, is the borrower current primary residence, and is included on the 1003-URLA and is associated with the xxx Mortgage opened xxx for $xxx Also, if we google xxx, and xxx, looking from a street view they are indeed the same property address, and the Street View for xxx has a sign on the curb in the front of the yard which states xxx. So, it appears to me that there was xxx Address change at some point.

TPR performed google map search that shows both address at the same building. Google image search xxx house number is xxx.

													HUD 0001 Missing Final HUD-1 - Missing final settlement statement. - Recd closing disclosure.
304671435	xxx	Funded	1	1	1	1	Verified housing payment history - B2 Credit report reflects 3 open mortgages satisfactorily rated 44, 9, and 86 months.; Verified credit history - 802/744 Middle Credit Scores > 700 Min Required.;	COMP 0047 File Documentation is Incomplete - Certificate of Good Standing is dated xxx > 365 days (pg 836,285). - 03/20/2025 Finding is cleared with the attached post-consummation dated SOS search, which is in support of the COGS > 365 days at closing and SOS in file. SOS reflects business entity is authorized to transact business in xxx. NOTE: COGS effective date is the formation date.

													CRED 0026 Non-Arms Length Transaction - Borrowing entity, xxx, registered agent, xxx (pg 791,951,285), is also the Settlement Agent for subject transaction (pg 431,946). Missing investor approval for the non-arm's length transaction. - 03/24/2025 Recd response from investor, This exception can be cleared.
304636531	xxx	Funded	1	1	1	1				Verified housing payment history - Credit report reflects 8 open mortgages with satisfactory mortgage rating of 25, 18, 20, 41, 44 99, 41 and 21 months.; Verified credit history - Middle Credit Score 787 > 720 Min Required.; Verified reserves - 79+ months verified PITI reserves > 6 months PITI for subject + 2 months for each additional financed REO required.;			CRED 0089 Missing Required Fraud Tool - Missing required background check verifying criminal records. - 03/13/2025 03/13/2025 - Background check verifying criminal records provided. Finding cleared.
304676881	xxx	Funded	1	1	1	1				Verified credit history - FICO 802, minimum required 680; Verified reserves - 3 months reserves or $3,265.44 required, 114 months reserves or $124,087.63 verified.;
304678335	xxx	Funded	1	1	1	1				Verified credit history - Middle Credit Score 785 > 700 Min Required.; Verified housing payment history - Credit report confirms 48 months satisfactory mortgage rating.;			CRED 0089 Missing Required Fraud Tool - Missing background check, xxx, as required per guidelines. - 03/27/2025 Agree, entity was created within 180 days of the app date.
304671332	xxx	Funded	1	1	1	1	Verified credit history - Middle Credit Score 752 > 680 Minimum Required.; Verified housing payment history - Credit report reflects 1 open mortgage on non-subject property satisfactorily rated 18 months.;	GIDE 0001 Guideline Exception(s) - Borrower appears to be a first time investor and does not own a primary residence and does not have a housing expense. Missing investor acknowledgement.

 - 04/03/2025 Investor accepts LOX to document borrowers experience as an investor, thus no primary housing expense is allowed.

													HUD 0001 Missing Final HUD-1 - Missing buyer final settlement statement / closing disclosure. - 04/03/2025 Subject is located in a dry funding state.
304679231	xxx	Funded	1	1	1	1	Verified credit history - Middle Credit Score 696 > 680 Min Required.; Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 48 months.;	CRED 0024 Missing Proof Judgement and/or Tax Lien Paid/Released - 1) Missing evidence the following liens have been paid/released:
Qualifying Guarantor, xxx State Tax Lien #xxx filed xxx $xxx (pg 993)
Non-Qualifying Guarantor, xx - Federal Tax Lien #xxx filed xxx $xxx (pg 813)

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													Per guidelines, Government (Federal, State or Local) Liens against the borrower require resolution regardless of age or amount. Credit Leadership retains the right to allow judgments or liens to remain if Credit Leadership determines the amount of the liens or judgments are immaterial to the overall financial profile of the Borrower/Guarantor. - 04/01/2025 04/01/2025 - Finding cleared based on guideline review. Both liens are outside of 5 years and made to an individual not the borrowing entity.
304679230	xxx	Funded	1	1	1	1	Verified credit history - Credit report reflects one open mortgage satisfactorily rated for 48 months.; Verified credit history - Middle Credit Score 696 > 680 Min Required.;	CRED 0024 Missing Proof Judgement and/or Tax Lien Paid/Released - 1) Missing evidence the following liens have been paid/released:
Qualifying Guarantor, xxx State Tax Lien #xxx filed xxx $xxx (pg 986)
Non-Qualifying Guarantor, xxx- Federal Tax Lien #xxx filed xxx $xxx (pg 810)

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Per guidelines, Government (Federal, State or Local) Liens against the borrower require resolution regardless of age or amount. Credit Leadership retains the right to allow judgments or liens to remain if Credit Leadership determines the amount of the liens or judgments are immaterial to the overall financial profile of the Borrower/Guarantor.
													- 04/01/2025 04/01/2025 - Finding cleared based on guideline review. Both liens are outside of 5 years and made to an individual not the borrowing entity.
304680900	xxx	Funded	1	1	1	1				Verified reserves - 3 months reserves or $4,450.68 required, 14.75 months reserves or $21,878.95 verified.; Verified credit history - FICO 775, minimum required 700;
304680907	xxx	Funded	1	1	1	1	Verified credit history - Middle Credit Score 733 > 700 Min Required.; Verified housing payment history - Credit report reflects 6 open mortgages satisfactorily rated 35, 3, 3, 3, 3 and 3 months.;	NOTE 0062 Missing personal guarantee(s). - Guaranty in file is missing pg 1 pg 9 (pg 267). It appears it has been copied over. - 04/11/2025 04/11/2005 - Complete copy of the Guaranty provided. Finding cleared.

HAZ 0001 Missing Hazard Insurance Proof of Premium - Missing evidence policy #xxx with annual premium of $xxx was paid in full (pg 181). Invoice was for $xxx (pg 183), which was paid at closing (pg 188).

NOTE: Policy effective date is xxx, but property is a purchase transaction acquired xxx.
 - 04/14/2025 Invoice billed was paid at closing. 11 months hazard insurance collected in escrow at closing.

GIDE 0001 Guideline Exception(s) - Subject insurance policy Wind/Hail deductible of $xxx > 5% Policy $xxx (pg 181).

Per Guidelines -
The maximum allowable deductible for any insurance (Hazard, Flood, Wind, Condo, etc.) covering a property loan is 5% of the policy amount.
													- 04/11/2025 04/11/2025 - HOI provided reflecting increased coverage of $xxx. Wind/Hail deductible is within allowable percentage of coverage. Finding cleared.
304683447	xxx	Funded	1	1	1	1							CRED 0114 Missing Purchase Contract - Missing Purchase Contract, only the addendum updating the closing date is provided in the file (p382) - Recd signed purchase agreement.
304671339	xxx	Funded	2	1	2	1	Verified credit history - Middle Credit Score 783 > 700 Min Required.; Low LTV/CLTV/HCLTV - 70.83% LTV < 80% Max Allowed.;	PPP 0001 Missing Prepayment Penalty - Guidelines require 36 months prepayment penalty., Client Comment: Lock confirmation evidences investors acknowledgement (pg 277, 486)	CRED 0113 Missing evidence of HOA Dues - Missing verification of HOA dues. Subject is indicated to be a SFR. Subject appears to be a PUD, as per title commitment and purchase agreement (pg 427, 326). Deed of Trust contains a PUD Rider. - .

CRED 0016 Insufficient Verified Funds to Close - Missing source of funds:
04/07 $xxx from xxx (pg 110)
04/07 $xxx from xxx (pg 110)
03/21 $xxx from xxx (pg 107)
03/20 $xxx from xxx (pg 107)
Funds are needed to satisfy cash to close and reserve requirements. Gifts are not allowed per guidelines. All eligible assets to be documented as per xxx.
 - 04/17/2025 Finding is cleared with the attached with the attached letter of explanation, deposits are repayment of monies borrowed by children. NOTE: Each deposit < 10% of the average balance in the account.

													Per xxx, If funds from a large deposit are needed to complete the purchase transaction (that is, are used for the down payment, closing costs, or financial reserves), the lender must document that those funds are from an acceptable source. Occasionally, a borrower may not have all of the documentation required to confirm the source of a deposit. In those instances, the lender must use reasonable judgment based on the available documentation as well as the borrower’s debt-to-income ratio and overall income and credit profile. Examples of acceptable documentation include the borrower’s written explanation, proof of ownership of an asset that was sold, or a copy of a wedding invitation to support receipt of gift funds.